Leases - Schedule of Lease Cost (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Leases [Abstract]
Amortization charge of right-of-use assets	$ 742,500	$ 94,587	$ 751,883
Operating lease expense	795,795	101,376	805,297
Cash paid for operating leases	742,500	94,587	757,500
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 0	$ 0	$ 0